Net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Cash and deposits at amortized cost	₩ 128,023	₩ 210,415	₩ 155,075
Deposits at FVTPL	13,888	31,506	33,845
Securities at FVTPL	742,958	740,378	623,651
Securities at FVOCI	957,817	1,077,995	759,301
Securities at amortized cost	1,076,849	1,061,262	730,382
Loans at amortized cost	11,697,775	12,435,302	11,158,558
Loans at FVTPL	73,991	56,961	23,110
Others	82,695	93,543	88,534
Interest income	14,773,996	15,707,362	13,572,456
Interest expense:
Deposits	(2,842,625)	(3,644,632)	(3,091,659)
Borrowings	(426,607)	(551,416)	(468,068)
Debt securities issued	(1,554,544)	(1,666,257)	(1,336,840)
Others	(67,520)	(107,093)	(95,800)
Interest expense	(4,891,296)	(5,969,398)	(4,992,367)
Net interest income	₩ 9,882,700	₩ 9,737,964	₩ 8,580,089